Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2021	December 31, 2022
Accounts receivable – gross	$63,770	$99,040
Allowance for doubtful accounts	(635)	(1,006)
Accounts receivables, net	$63,135	$98,034